Subsidiaries - Summary of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Loss for the year allocated to non-controlling interests	¥ (1,070)	¥ (725)	¥ 288
Accumulated balances of non-controlling interests at the reporting date	¥ 3,537	¥ 2,905
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	37.44%	37.44%
Loss for the year allocated to non-controlling interests	¥ (612)	¥ (435)
Accumulated balances of non-controlling interests at the reporting date	¥ 395	¥ 1,010
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	35.00%	9.64%
Loss for the year allocated to non-controlling interests	¥ (348)	¥ (73)
Accumulated balances of non-controlling interests at the reporting date	¥ 2,000	¥ 631
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	40.00%	40.00%
Loss for the year allocated to non-controlling interests	¥ (127)	¥ (207)
Accumulated balances of non-controlling interests at the reporting date	¥ 1,160	¥ 1,299